Cover	Nov. 01, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 01, 2022
Entity File Number	001-40990
Entity Registrant Name	FORTUNE RISE ACQUISITION CORPORATION
Entity Central Index Key	0001849294
Entity Tax Identification Number	86-1850747
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	48 Bridge Street, Building A
Entity Address, City or Town	Metuchen
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08840
City Area Code	909
Local Phone Number	214-2482
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock, one-half of one Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one Warrant
Trading Symbol	FRLAU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	FRLA
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	FRLAW
Security Exchange Name	NASDAQ